Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $37,635, $75,135, $301,520, $301,520, $479,722 and $1,957,420, respectively)	113,885	112,385	454,020	464,353	870,055	2,336,670
Professional fees	41,045	31,875	44,620	76,481	200,358	355,816
Consulting fees (including stock-based compensation of $138,991 and $1,415,971, respectively)	40,620	359,957	67,371	437,793	627,269	2,024,553
Commitment fees (all stock-based compensation)	10,000		10,000		150,000
Travel	59,686	124,764	135,673	274,599	562,316	526,080
Occupancy	12,983	14,451	29,389	30,967	60,204	167,113
Other selling general and administrative (including stock-based compensation of $7,500, $0, $15,000 and $0 respectively)	47,723	87,428	110,098	153,221	256,737	357,969
Total Costs and Expenses	325,942	730,860	851,171	1,437,414	2,726,939	5,768,201
OPERATING LOSS	(325,942)	(730,860)	(851,171)	(1,437,414)	(2,726,939)	(5,768,201)
OTHER EXPENSE
Amortization of debt discounts	(28,005)	(15,000)	(73,904)	(38,333)	(200,748)	(41,300)
Interest expense	(19,658)	(19,709)	(42,868)	(33,370)	(83,550)	(59,671)
Total Other Expense	(47,663)	(34,709)	(116,772)	(71,703)	(284,298)	(100,971)
NET LOSS	(373,605)	(765,569)	(967,943)	(1,509,117)	(3,011,237)	(5,869,172)
Add net loss attributable to noncontrolling interests in Omagine LLC	4,227	3,838	9,363	26,285	80,663	195,879
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (369,378)	$ (761,731)	$ (958,580)	$ (1,482,832)	$ (2,930,574)	$ (5,673,293)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.15)	$ (0.32)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	22,042,077	19,669,797	21,624,814	19,272,712	19,649,219	17,485,927